Contingencies and commitment (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

	As of March 31
	2022	2021
Rights of use lease assets	$759,314	$1,005,649

Lease liabilities, current	$139,137	$101,134
Lease liabilities, non-current	709,248	934,610
Total operating lease liabilities	848,385	$1,035,744

As of March 31, 2022, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	5.45	7.45
Weighted average discount rate	4.90%	4.75%

March 31, 2021

Rights of use lease assets	$1,005,649

Lease liabilities, current	$101,134
Lease liabilities, non-current	934,610
Total operating lease liabilities	$1,035,744

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2021:

Weighted average remaining lease term (years)	7.45
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities

2023	$177,684
2024	120,874
2025	113,777
2026	154,809
2027 and thereafter	437,549
Total undiscounted cash flows	1,004,693
Less: imputed interest	(156,308)
Present value of lease liabilities	$848,385

March 31, 2021

2022	$107,691
2023	229,643
2024	116,965
2025	110,098
2026 and thereafter	686,352
Total undiscounted cash flows	1,250,749
Less: imputed interest	(215,005)
Present value of lease liabilities	$1,035,744